Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Summary of Average Recorded Investment and Interest Income Recognized for Loans and Leases Considered Impaired (Details) - Loans Excluding Acquired Impaired Loans - USD ($)
$ in Thousands
	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Average Recorded Investment		$ 18,355	$ 8,337	$ 12,079	$ 9,055
Interest Income Recognized	$ 192	1,509		365	212
Commercial Real Estate
Financing Receivable Impaired [Line Items]
Average Recorded Investment, With no related allowance recorded		10,605	4,129	8,975	1,394
Average Recorded Investment, With an allowance recorded		1,043	2,099		2,826
Interest Income Recognized, With no related allowance recorded	128	419		305	64
Interest Income Recognized, With an allowance recorded		287			46
Residential Real Estate
Financing Receivable Impaired [Line Items]
Average Recorded Investment, With no related allowance recorded		1,698	2,479	827	2,865
Average Recorded Investment, With an allowance recorded		444	727	519	1,250
Interest Income Recognized, With no related allowance recorded	65	33		45	63
Interest Income Recognized, With an allowance recorded	7	4		1	15
Construction, Land Development, and Other Land
Financing Receivable Impaired [Line Items]
Average Recorded Investment, With no related allowance recorded		269	96
Average Recorded Investment, With an allowance recorded		19	156		208
Interest Income Recognized, With no related allowance recorded		2
Commercial and Industrial
Financing Receivable Impaired [Line Items]
Average Recorded Investment, With no related allowance recorded		2,391	12	516
Average Recorded Investment, With an allowance recorded		1,673	171	914	185
Interest Income Recognized, With no related allowance recorded		253		(2)
Interest Income Recognized, With an allowance recorded	2	500			1
Installment and Other
Financing Receivable Impaired [Line Items]
Average Recorded Investment, With an allowance recorded		213	$ 328	328	327
Interest Income Recognized, With an allowance recorded	$ 11	$ 11		$ 16	$ 23